[MHM, July 31, 2008]

[Translation]

SEMI-ANNUAL REPORT

(During the Fourteenth Term)
From: November 1, 2007
To: April 30, 2008

AMENDMENT TO SECURITIES REGISTRATION STATEMENT

PUTNAM GLOBAL INCOME TRUST

Semi-annual Report

(During the Fourteenth Term)
From: November 1, 2007
To: April 30, 2008

PUTNAM GLOBAL INCOME TRUST

Name of the document filed:	Semi-annual Report

To:	Director of Kanto Local Finance Bureau

Filing Date:	July 31, 2008

Accounting Period:	During the 14th Period (From November 1, 2007
to April 30, 2008)

Name of the Registrant Fund:	PUTNAM GLOBAL INCOME TRUST

Name of the Registrant Issuer:	PUTNAM GLOBAL INCOME TRUST

Name and Official Title of	Charles E. Porter
Representative of Trust:	Executive Vice President, Principal Executive
Officer, Associate Treasurer and Compliance
Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Registration Agent:	Harume Nakano
Attorney-at-Law

Ken Miura
Attorney-at-Law

Address or Place of Business	Marunouchi Kitaguchi Building
of Registrant Agent:	6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

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Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Places where a copy of this Semi-annual Report
is available for Public Inspection:	Not applicable.

I. STATUS OF INVESTMENT FUND
(1) Diversification of Investment Portfolio

		(As of the end of May 2008)

		Total U.S.	Investment
Type of Asset	Name of Country	Dollars	Ratio (%)

Collateralized Mortgage Obligations
	United States	62,073,139	38.83

	Canada	1,118,279	0.70

	United Kingdom	1,033,162	0.65

	Ireland	508,919	0.32

Sub-Total		64,733,499	40.49

U.S. Government and Agency
Mortgage Obligations	United States	56,951,954	35.62

Foreign Government Bonds and
Notes	Japan	8,693,535	5.44

	Austria	7,358,251	4.60

	Netherlands	7,142,786	4.47

	Ireland	2,701,030	1.69

	Denmark	2,045,708	1.28

	Italy	1,827,194	1.14

	United Kingdom	1,133,813	0.71

	Canada	941,466	0.59

	Sweden	669,068	0.42

	France	96	0.00

Sub-Total		32,512,947	20.34

Corporate Bonds and Notes	United States	9,844,927	6.16

	Germany	2,709,065	1.69

	Austria	2,295,681	1.44

	Luxembourg	1,668,169	1.04

	United Kingdom	1,179,537	0.74

	France	747,970	0.47

	Canada	720,952	0.45

	Netherlands	541,888	0.34

	Finland	370,473	0.23

	Cayman Islands	352,888	0.22

	United Arab
	Emirates	216,613	0.14

	Spain	157,937	0.10

Sub-Total		20,806,100	13.01

Asset-Backed Securities	United States	9,627,033	6.02
	United Kingdom	2,377,310	1.49
	Cayman Islands	279,962	0.18
	Ireland	86,816	0.05

Sub-Total		12,371,121	7.74

Purchased Options	United States	1,349,931	0.84

Senior Loans	United States	1,267,615	0.79
	Netherlands	25,287	0.02

Sub-Total		1,292,902	0.81

U.S. Treasury Obligations	United States	781,559	0.49

Municipal Bonds and Notes	United States	161,173	0.10

Short-Term Investments	United States	25,784,425	16.13
	Egypt	351,406	0.22

Sub-Total		26,135,831	16.35

Cash, Deposits and Other Assets
(After deduction of liabilities)		-57,216,814	-35.79

Total (Net Asset Value)		159,880,203	100.00

		(16,907,331,467 yen)

Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

Note 2: The exchange rate of U.S. Dollars ("dollar" or "$") into Japanese Yen is JPY 105.75 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer of The Bank of Tokyo-Mitsubishi UFJ, Ltd. on May 30, 2008. The same applies hereinafter.

Note 3: In this report, money amounts and percentages ending in the numeral 5 or higher have been rounded up to 10 and otherwise rounded down. Therefore, there are cases in which the amount for the "total” column is not equal to the actual aggregate amount. Also, conversion into other currencies is done by simply multiplying the corresponding amount by the conversion rate specified and rounding the resulting number up to 10 if the amount ends in the numeral 5 or higher and otherwise rounding down when necessary. As a result, in this report, there are cases in which Japanese yen figures for the same information differ from each other.

(2) Results of Past Operations

(a) Record of Changes in Net Assets (Class M Shares)

Record of changes in net assets at the end of each month within one year prior to the end of May 2008 is as follows:

	Total Net Asset Value		Net Asset Value per Share

	Dollar	Yen
	(thousands)	(millions)	Dollar	Yen

2007 End of June	19,507	2,063	12.05	1,274
July	19,684	2,082	12.21	1,291
August	19,630	2,076	12.24	1,294
September	20,046	2,120	12.50	1,322
October	20,088	2,124	12.60	1,332
November	19,080	2,018	12.59	1,331
December	18,714	1,979	12.56	1,328
2008 End of January	19,130	2,023	12.83	1,357
February	19,200	2,030	12.92	1,366
March	19,337	2,045	13.01	1,376
April	18,527	1,959	12.81	1,355
May	18,253	1,930	12.67	1,340

(b) Record of Distributions Paid (Class M Shares)

	Amount of Dividend
Period	paid per Share		Return of Capital

	Dollar	Yen	Dollar	Yen

13th Fiscal Year (11/1/06 - 10/31/07)	$0.445	47.06	$0.000	0.0

Records of distribution paid and Net Asset Value per share from June 2007 to May 2008 are as follows:

	Dividend	Net Asset Value
Ex-dividend Date	(dollar)	Per Share (dollar)

June 25, 2007	0.036	11.99
July 25, 2007	0.038	12.18
August 24, 2007	0.038	12.26
September 24, 2007	0.039	12.38
October 24, 2007	0.038	12.59
November 26, 2007	0.038	12.76
December 20, 2007	0.056	12.41
January 24, 2008	0.055	12.76
February 25, 2008	0.055	12.70
March 24, 2008	0.056	12.95
April 24, 2008	0.055	12.78
May 23, 2008	0.055	12.83

(c) Record of Return Rate (Class M Shares)

Period	Return Rate (*)

June 1, 2007-May 31, 2008	9.91%

(*) Return Rate (%) ={[[Ending NAV*A]]/Beginning NAV]-1}*100

"A" shall be obtained by multiplying together all the amounts of such dividend as distributed during the period divided by the net asset value per share on the ex-dividend day of the relevant distribution plus 1. Provided that Beginning NAV means net asset value per share on May 31, 2007 and Ending NAV means net asset value per share on May 31, 2008.

II. THE FINANCIAL CONDITIONS OF THE FUND

[Translation of Unaudited Semi-annual Accounts will be attached.]

III. RECORD OF SALES AND REPURCHASES (Class M shares)

Records of sales and repurchases during one year period up to and including the end of May 2008 and number of outstanding shares of the Fund as of the end of May 2008 are as follows:

	Number of Shares	Number of Shares	Number of
	Sold	Repurchased	Outstanding Shares

Worldwide	104,947	311,085	1,440,914
(In Japan)	(13,500)	(138,600)	(1,239,100)

Note: The number of Shares sold, repurchased and outstanding in the parentheses represents those sold, repurchased and outstanding in Japan.

IV. OUTLINE OF THE MANAGEMENT COMPANY

1. Fund

(1) Amount of Capital Stock (as of the end of May 2008)

Not applicable.

(2) Description of Business and Outline of Operation

The Fund may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund’s assets. The Fund has retained Putnam Investment Management LLC., the investment adviser, to render investment advisory services and State Street Bank and Trust Company, to hold the assets of the Fund in custody and Putnam Fiduciary Trust Company to act as the Investor Servicing Agent.

Putnam Investment Management LLC has retained its affiliate, Putnam Investments Limited to manage a separate portion of the assets of the Fund. Subject to the supervision of Putnam Investment Management LLC, Putnam Investments Limited is responsible for making investment decisions for the portion of the assets of the Fund that it manages.

Putnam Investments Limited provides a full range of international investment advisory services to institutional and retail clients.

(3) Miscellaneous

There has been, or is, no litigation which had or is expected to have a material effect on the Fund during the six months before the filing of this report.

2. Putnam Investment Management, LLC. (Investment Management Company)

(1) Amount of Capital Stock

1. Amount of member’s equity (as of the end of May, 2008):

$91,203,898*

2. Record of Amount of Member’s equity (for the latest 5 years):

Year	Member’s Equity
End of 2003	$144,486,036
End of 2004+	-$9,155,466
End of 2005	$73,231,356
End of 2006	$70,594,104
End of 2007	$117,226,875

*Unaudited

+During 2004, Putnam Investment Management accrued $223,524,388 of regulatory settlements. This, along with net intercompany transactions with Putnam Investments, LLC and its affiliates resulted in the decrease. Net income for the year ended

December 31, 2004 was $89,819,256. This was offset by $243,460,758 of net intercompany transactions, which are factored as a reduction of Members’ Equity.

(2) Description of Business and Outline of Operation

Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of May 2008, Investment Management Company managed, advised, and/or administered the following 99 funds and fund portfolios (having an aggregate net asset value of over $ 102.8 billion):

		(as of the end of May 2008)

Country where Funds are	Principal	Number of	Net Asset Value (million
established or managed	Characteristics	Funds	dollars)

	Closed End Bond	5	$3,284.53
U.S.A.	Open End Balanced	13	$25,005.11
	Open End Bond	30	$32,209.07
	Open End Equity	51	$42,335.02

	Totals	99	$102,833.73

(3) Miscellaneous

Regulatory matters and litigation

In late 2003 and 2004, the Investment Management Company settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Payments from the Investment Management Company will be distributed to certain open-end Putnam funds and their shareholders. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action law suits against the Investment Management Company and, in a limited number of cases, some Putnam funds. The Investment Management Company believes that these lawsuits will have no material adverse effect on the funds or on the Investment Management Company’s ability to provide investment management services. In addition, the Investment Management Companyt has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

V. OUTLINE OF THE FINANCIAL STATUS OF THE MANAGEMENT COMPANY

[Translation of Audited Annual Accounts will be attached.]

AMENDMENT TO SECURITIES REGISTRATION STATEMENT

PUTNAM GLOBAL INCOME TRUST

Name of the document filed:	Amendment to the Securities Registration
Statement

To:	Director of Kanto Local Finance Bureau

Filing Date:	July 31, 2008

Name of the Registrant Issuer:	PUTNAM GLOBAL INCOME TRUST

Name and Official Title of	Charles E. Porter
Representative of Trust:	Executive Vice President, Principal Executive
Officer, Associate Treasurer, and Compliance
Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Registration Agent:	Harume Nakano
Attorney-at-Law

Ken Miura
Attorney-at-Law

Address or Place of Business	Marunouchi Kitaguchi Building
of Registrant Agent	6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

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Name of the Fund Making Public	PUTNAM GLOBAL INCOME TRUST
Offering or Sale of Foreign
Investment Fund Securities:

Aggregate Amount of	Up to 1,283 million U.S. dollars (approximately
Foreign Investment Fund Securities	¥ 135.68 billion)
to be Publicly Offered or Sold:

Places where a copy of this Amendment to
the Securities Registration Statement is
available for Public Inspection:	Not applicable.

Note : The exchange rate of U.S. Dollars ("dollar" or "$") into Japanese Yen is ¥105.75 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer of The Bank of Tokyo-Mitsubishi UFJ, Ltd. on May 30, 2008.

I. Reason For Filing This Amendment To the Securities Registration Statement:

This statement purports to amend and update the relevant information of the Securities Registration Statement ("SRS") filed on March 31, 2008 due to the fact that the Semi-annual Report was filed on July 31, 2008.

The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II. Contents of the Amendments:

The following items in the SRS are amended to have the same contents as those provided in the following items of the Semi-annual Report:

The SRS	The Semi-annual Report	The way of
amendment

PART II. INFORMATION ON
THE FUND

I. DESCRIPTION OF THE FUND
1. NATURE OF THE FUND
(B) Structure of the Fund:
(3) Outline of the Fund	IV. OUTLINE OF THE
MANAGEMENT COMPANY
1. Fund	1. Fund
d. Amount of Capital Stock	(1) Amount of Capital Stock	Novation
2. Investment Management	2. Investment Management
Company	Company
d. Amount of Capital Stock:	(1) Amount of Capital Stock	Novation
5. STATUS OF INVESTMENT	I. STATUS OF INVESTMENT
FUND	FUND
(A) Diversification of Investment	(1) Diversification of Investment	Novation
Portfolio	Portfolio
(C) Results of Past Operations	(2) Results of Past Operations	Addition

PART III. DETAILED
INFORMATION ON THE FUND
IV. FINANCIAL CONDITIONS OF	II. OUTLINE OF THE	Addition
THE FUND	FINANCIAL STATUS OF THE
FUND
V. RECORD OF SALES AND	III. RECORD OF SALES AND	Addition
REPURCHASES	REPURCHASES

PART IV. SPECIAL
INFORMATION

I. OUTLINE OF THE
MANAGEMENT COMPANY
1 Fund	IV. OUTLINE OF THE
MANAGEMENT COMPANY

(A) Outline of the Fund:	1. Fund
(1) Amount of Capital Stock	(1) Amount of Capital Stock	Novation
(B) Description of Business and	(2) Description of Business and	Novation
Outline of Operation	Outline of Operation

2. Investment Management Company
(A) Outline of Investment	2. Investment Management
Management Company	Company
(1) Amount of Capital Stock	(1) Amount of Capital Stock	Novation
(B) Description of Business and	(2) Description of Business and	Novation
Outline of Operation	Outline of Operation

3 Financial Conditions of the	V. OUTLINE OF THE	Novation
Investment Management Company	FINANCIAL STATUS OF THE
MANAGEMENT COMPANY
5 Miscellaneous	IV. OUTLINE OF THE
MANAGEMENT COMPANY
(1) Fund	1. Fund
[3] Litigation and Other Significant	(3) Miscellaneous	Addition
Events
(2) Investment Management Company	2. Investment Management
Company
[5] Litigation, etc.	(3) Miscellaneous	Novation

The contents of the Semi-annual Report are as follows: [Omitted]